STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total	Share capital and Number of ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income (loss) [Member]	Accumulated deficit [Member]
Balance at Dec. 31, 2010	$ 209,029	$ 149	$ 271,959	$ 540	$ (63,619)
Balance, shares at Dec. 31, 2010		26,033,876
Exercise of stock options	8,082	6	8,076
Exercise of stock options, shares		814,525
Vesting of restricted share units
Vesting of restricted share units, shares		206,262
Stock-based compensation	8,606		8,606
Other comprehensive income	(1,500)			(1,500)
Net income	7,942				7,942
Balance at Dec. 31, 2011	232,159	155	288,641	(960)	(55,677)
Balance, shares at Dec. 31, 2011	27,054,663	27,054,663
Exercise of stock options	12,890	6	12,884
Exercise of stock options, shares	964,258	964,258
Vesting of restricted share units
Vesting of restricted share units, shares		285,471
Stock-based compensation	11,198		11,198
Other comprehensive income	1,747			1,747
Net income	15,651				15,651
Balance at Dec. 31, 2012	$ 273,645	$ 161	$ 312,723	$ 787	$ (40,026)
Balance, shares at Dec. 31, 2012	28,304,392	28,304,392